Benefit Plans and Stock-Based Compensation - Summary of Status of Stock Options (Detail) (USD $)					12 Months Ended
	Mar. 29, 2014	Mar. 30, 2013	Mar. 31, 2012	Mar. 26, 2011	Mar. 29, 2014 Range One [Member]	Mar. 29, 2014 Range Two [Member]	Mar. 29, 2014 Range Three [Member]	Mar. 29, 2014 Range Four [Member]	Mar. 29, 2014 Options Outstanding [Member]	Mar. 29, 2014 Options Outstanding [Member] Range One [Member]	Mar. 29, 2014 Options Outstanding [Member] Range Two [Member]	Mar. 29, 2014 Options Outstanding [Member] Range Three [Member]	Mar. 29, 2014 Options Outstanding [Member] Range Four [Member]	Mar. 29, 2014 Options Exercisable [Member]	Mar. 29, 2014 Options Exercisable [Member] Range One [Member]	Mar. 29, 2014 Options Exercisable [Member] Range Two [Member]	Mar. 29, 2014 Options Exercisable [Member] Range Three [Member]	Mar. 29, 2014 Options Exercisable [Member] Range Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, Lower limit					$ 0.89	$ 1.01	$ 1.25
Exercise price, Upper limit					$ 1.00	$ 1.05	$ 1.66	$ 7.73
Options outstanding, Number outstanding									664,585	373,131	156,454	120,000	15,000
Options outstanding, Weighted average remaining life (years)									6 years	4 years 10 months 24 days	7 years 8 months 12 days	8 years 1 month 6 days	1 month 6 days
Options outstanding, Weighted average exercise price	$ 1.21	$ 1.18	$ 1.26	$ 1.39					$ 1.21	$ 0.93	$ 1.04	$ 1.47	$ 7.73
Options exercisable, Number exercisable														379,588	203,134	106,454	55,000	15,000
Options exercisable, Weighted average exercise price														$ 1.30	$ 0.98	$ 1.04	$ 1.25	$ 7.73